Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2021
Organization and Principal Activities [Abstract]
Schedule of VIEs and the major subsidiaries of the VIEs
			Percentage
			of direct or
			indirect
	Date of		ownership
	incorporation/	Place of	by the
Entity	acquisition	incorporation	Company	Principal activities
			Direct
Subsidiaries:
OneSmart Edu Inc. (“OneSmart BVI”)	June 16, 2016	BVI	100%	Holding company
OneSmart Edu (HK) Limited (“OneSmart HK”)	July 11, 2017	Hong Kong	100%	Holding company
OneSmart Great Edu (HK) Limited (“Great EDU”)	Sept 11, 2018	Hong Kong	100%	Holding company
OneSmart Online Edu Inc. (“OneSmart Online”)	December 4, 2019	Cayman	90%	Holding company
Yimi Education Technology Inc. (“Yimi Cayman”)	February 1, 2020	Cayman	90%	Holding company
Yimi Education Technology (HK) Limited (“Yimi HK”)	February 1, 2020	Hong Kong	90%	Holding company
Shanghai Jing Xue Rui Information and Technology Co., Ltd. (“Shanghai Jing Xue Rui” or “WFOE”)	September 28, 2011	PRC	100%	Educational technology research and development
Yimi Education Technology (Shanghai) Co., Ltd (“Yimi Shanghai” or “WFOE”)	February 1, 2020	PRC	90%	Educational technology research and development
			Indirect

VIEs:
Shanghai OneSmart Education and Training Co., Ltd. (“Shanghai OneSmart”)	September 11, 2007	PRC	100%	K12 post-class education program services
Shanghai Rui Si Technology Information Consulting Co., Ltd. (“Shanghai Rui Si”)	June 8, 2009	PRC	100%	Early childhood education services
Xiangyuan (Shanghai) Education Technology Co., Ltd. (“Shanghai Xiangyuan”)	December 6, 2019	PRC	100%	K12 post-class online education program services

Subsidiaries of VIEs:
Beijing Jingrui Peiyou Education Consulting Co., Ltd. (“Beijing Jingrui Peiyou”)	July 5, 2010	PRC	100%	K12 post-class education program services
Nanjing Jingrui Education Information Consulting Co., Ltd. (“Nanjing Jingrui”)	March 31, 2011	PRC	100%	K12 post-class education program services
Hangzhou OneSmart Education Information Consulting Co., Ltd. (“Hangzhou OneSmart”)	April 2, 2011	PRC	100%	K12 post-class education program services
Guangzhou Jingxuerui Education Information Consulting Co., Ltd. (“Guangzhou OneSmart”)	June 27, 2012	PRC	100%	K12 post-class education program services
Shenzhen Jingrui Education Training Centers (“Shenzhen Jingrui”)	September 7, 2012	PRC	100%	K12 post-class education program services
Changzhou Jingrui Education Information Consulting Co., Ltd. (“Changzhou Jingrui”)	May 27, 2014	PRC	100%	K12 post-class education program services
Shanghai Jing Yu Investment Co., Ltd. (“Shanghai Jing Yu”)	October 23, 2015	PRC	100%	Investment holding
Wuxi Jingzhirui Education Training Centers (“Wuxi Jingzhirui”)	November 9, 2018	PRC	100%	K12 post-class education program services
Shanghai Jingsirui Education Training Centers (“Shanghai Jingsirui”)	December 7, 2015	PRC	100%	K12 post-class education program services
Shanghai FasTrack English Education Training Co., Ltd. (“FasTrack English”)	January 1, 2018	PRC	75.61%	Early childhood education services
Shanghai OneSmart Education Investment Co., Ltd. (“Shanghai OneSmart Education Investment”)	November 25, 2014	PRC	100%	Investment holding